Financial information by segment, Assets and liabilities by business sector (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Assets allocated [Abstract]
Contracted concessional assets	$ 8,173,917	$ 8,155,418
Investments carried under the equity method	296,762	116,614
Current financial investments	207,801	200,084
Cash and cash equivalents (project companies)	763,545	868,501	$ 788,895	$ 562,795
Total assets	10,052,618	9,938,354
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,278,880	5,237,614
Grants and other liabilities	1,271,460	1,229,767
Long-term and short-term corporate debt	1,030,079	993,725
Total liabilities	8,291,029	8,197,473
Equity	1,761,589	1,740,881	$ 1,642,047	$ 1,714,856
Total liabilities and equity	10,052,618	9,938,354
Renewable Energy [Member]
Assets allocated [Abstract]
Contracted concessional assets	6,662,219	6,632,611
Investments carried under the equity method	250,104	61,866
Current financial investments	4,531	6,530
Cash and cash equivalents (project companies)	563,034	397,465
Total assets	7,479,887	7,098,472
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,073,826	3,992,512
Grants and other liabilities	1,251,956	1,221,176
Total liabilities	5,325,782	5,213,688
Efficient Natural Gas & Heat [Member]
Assets allocated [Abstract]
Contracted concessional assets	526,877	502,285
Investments carried under the equity method	8,745	15,514
Current financial investments	135,375	124,872
Cash and cash equivalents (project companies)	51,804	67,955
Total assets	722,801	710,626
Liabilities allocated [Abstract]
Long-term and short-term project debt	485,198	504,293
Grants and other liabilities	11,352	108
Total liabilities	496,550	504,401
Transmission Lines [Member]
Assets allocated [Abstract]
Contracted concessional assets	814,825	842,595
Investments carried under the equity method	0	30
Current financial investments	27,705	27,796
Cash and cash equivalents (project companies)	52,975	46,045
Total assets	895,505	916,466
Liabilities allocated [Abstract]
Long-term and short-term project debt	617,690	625,203
Grants and other liabilities	5,833	6,040
Total liabilities	623,523	631,243
Water [Member]
Assets allocated [Abstract]
Contracted concessional assets	169,996	177,927
Investments carried under the equity method	37,913	39,204
Current financial investments	40,190	40,886
Cash and cash equivalents (project companies)	16,787	21,270
Total assets	264,886	279,287
Liabilities allocated [Abstract]
Long-term and short-term project debt	102,166	115,606
Grants and other liabilities	2,319	2,443
Total liabilities	104,485	118,049
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	8,173,917	8,155,418
Investments carried under the equity method	296,762	116,614
Current financial investments	207,801	200,084
Cash and cash equivalents (project companies)	684,599	532,735
Total assets	9,363,079	9,004,851
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,278,880	5,237,614
Grants and other liabilities	1,271,460	1,229,767
Total liabilities	6,550,340	6,467,381
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	253,170	242,044
Other current assets (including cash and cash equivalents at holding company level)	436,369	691,459
Total assets	689,539	933,503
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	1,030,079	993,725
Other non-current liabilities	552,251	589,107
Other current liabilities	158,359	147,260
Total liabilities	1,740,689	1,730,092
Equity	1,761,589	1,740,881
Total liabilities and equity	$ 3,502,278	$ 3,470,973